Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Share capital	Additional Paid in Capital	Adjustments arising from translating financial operation	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 3		$ 1	$ (33)	$ (29)
Changes during the period:
Net loss				(4,575)	(4,575)
Other comprehensive gain			(37)		(37)
Total comprehensive gain(loss)			(37)	(4,575)	(4,612)
Balance at Dec. 31, 2019	3		(36)	(4,608)	(4,641)
Changes during the period:
Net loss				(7,228)	(7,228)
Other comprehensive gain			(599)		(599)
Total comprehensive gain(loss)			(599)	(7,228)	(7,827)
Share split	215	(215)
Share-based compensation		3,896			3,896
Share-based compensation to exercise	9	(9)
Conversion of convertible loan to shares	77	6,791			6,868
Balance at Dec. 31, 2020	304	10,463	(635)	(11,836)	(1,704)
Changes during the period:
Net loss				(16,955)	(16,955)
Other comprehensive gain			845		845
Total comprehensive gain(loss)			845	(16,955)	(16,110)
Par value cancellation	(304)	304
Initial Public Offering (“IPO”)		9,852			9,852
Conversion of financial liability		10,041			10,041
Tradable warrants exercise		11,447			11,447
Share-based compensation		6,828			6,828
Balance at Dec. 31, 2021		$ 48,935	$ 210	$ (28,791)	$ 20,354